Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-09531
Entity Registrant Name	TELEFÓNICA, S.A.
Entity Incorporation, State or Country Code	U3
Entity Address, Address Line One	Distrito Telefónica
Entity Address, Address Line Two	Ronda de la Comunicación
Entity Address, Address Line Three	s/n
Entity Address, Postal Zip Code	28050
Entity Address, City or Town	Madrid
Entity Address, Country	ES
Entity Common Stock, Shares Outstanding	5,670,161,554
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0000814052
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, nominal value 1.00 euro per share
Security Exchange Name	NYSE
No Trading Symbol Flag	true
American depositary shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing oneOrdinary Share
Trading Symbol	TEF
Security Exchange Name	NYSE
Senior notes due 2027
Document Information [Line Items]
Title of 12(b) Security	Fixed Rate Senior Notes Due 2027
Trading Symbol	TEF/27
Security Exchange Name	NYSE
Senior notes due 2036
Document Information [Line Items]
Title of 12(b) Security	Fixed Rate Senior Notes Due 2036
Trading Symbol	TEF/36
Security Exchange Name	NYSE
Senior notes due 2038
Document Information [Line Items]
Title of 12(b) Security	Fixed Rate Senior Notes Due 2038
Trading Symbol	TEF/38
Security Exchange Name	NYSE
Senior notes due 2047
Document Information [Line Items]
Title of 12(b) Security	Fixed Rate Senior Notes Due 2047
Trading Symbol	TEF/47
Security Exchange Name	NYSE
Senior notes due 2048
Document Information [Line Items]
Title of 12(b) Security	Fixed Rate Senior Notes Due 2048
Trading Symbol	TEF/48
Security Exchange Name	NYSE
Senior notes due 2049
Document Information [Line Items]
Title of 12(b) Security	Fixed Rate Senior Notes Due 2049
Trading Symbol	TEF/49
Security Exchange Name	NYSE
Business contact
Document Information [Line Items]
Entity Address, Address Line One	Distrito Telefónica
Entity Address, Address Line Two	Ronda de la Comunicación
Entity Address, Address Line Three	s/n
Entity Address, Postal Zip Code	28050
Entity Address, City or Town	Madrid
Entity Address, Country	ES
City Area Code	91
Local Phone Number	482 3733
Contact Personnel Name	Consuelo Barbé Capdevila
Contact Personnel Fax Number	+34 91 482 3817
Contact Personnel Email Address	amv@telefonica.com
Business contact 2
Document Information [Line Items]
Entity Address, Address Line One	Distrito Telefónica
Entity Address, Address Line Two	Ronda de la Comunicación
Entity Address, Address Line Three	s/n
Entity Address, Postal Zip Code	28050
Entity Address, City or Town	Madrid
Entity Address, Country	ES
City Area Code	91
Local Phone Number	482 8700
Contact Personnel Name	Adrián Zunzunegui Ruano
Contact Personnel Fax Number	+34 91 482 8600
Contact Personnel Email Address	ir@telefonica.com